Goodwill and Intangible Assets, Net (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 27, 2025	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets, Net [Line Items]
Acquired assets		$ 10,000
Additional contingent consideration		12,000
Current maturities of other liabilities		5,430	$ 5,244
Impairment loss		$ 1,900
Cash flow projection percentage		24.50%
Growth rate percentage		3.00%
Discount rate		20.00%
Growth rate		3.00%
Products and Technology [Member]
Goodwill and Intangible Assets, Net [Line Items]
Impairment loss		$ 43,554
Consulting and Distributions and Dstorm [Member]
Goodwill and Intangible Assets, Net [Line Items]
Discount rate		20.00%
Technology-based intangible assets [Member]
Goodwill and Intangible Assets, Net [Line Items]
Acquired a technology asset from purchase price	$ 41,600
Accumulated impairment [member] | Consulting CGU [Member]
Goodwill and Intangible Assets, Net [Line Items]
Impairment loss		$ 0
Accumulated impairment [member] | Technology-based intangible assets [Member]
Goodwill and Intangible Assets, Net [Line Items]
Impairment loss		0
Gross carrying amount [Member] | Consulting CGU [Member]
Goodwill and Intangible Assets, Net [Line Items]
Impairment loss		$ 3,130